Segment Information - Consists of Write-Off of Land Option Deposits and Pre-acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Southern California [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Southern California [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Northern California [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Northern California [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Arizona [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Arizona [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Nevada [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Nevada [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Colorado [Member]	Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Colorado [Member]	Sep. 30, 2013 Reportable Geographical Components [Member] Successor [Member] Corporate [Member]		Dec. 31, 2012 Reportable Geographical Components [Member] Successor [Member] Corporate [Member]		Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Southern California [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Northern California [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Arizona [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Nevada [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Colorado [Member]	Dec. 31, 2011 Reportable Geographical Components [Member] Predecessor [Member] Corporate [Member]
Homebuilding assets:
Homebuilding assets	$ 798,953	$ 581,147	$ 496,951	$ 281,967	$ 195,688	$ 130,616	$ 31,293	$ 169,581	$ 173,847	$ 76,353	$ 51,141	$ 36,769	$ 37,668	$ 103,667	[1]	$ 91,510	[1]	$ 182,781	$ 105,298	$ 129,920	$ 42,183		$ 36,769	[1]

[1]	Comprised primarily of cash and cash equivalents, receivables, deferred loan costs, and other assets.